Segment Reporting - Summary of Revenue, Net Income and Non-Current Assets by Geographical Market (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
SEGMENT REVENUE	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
NET INCOME	1,067,707	1,056,834	848,770
Operating Segments
Disclosure of operating segments [line items]
SEGMENT REVENUE	4,101,961	2,586,381	1,953,068
NET INCOME	1,067,707	1,056,834	848,770
NON-CURRENT ASSETS	719,037	284,909
Operating Segments | Kazakhstan & Other
Disclosure of operating segments [line items]
SEGMENT REVENUE	3,070,369	2,586,381	1,953,068
NET INCOME	1,160,725	1,056,834	848,770
NON-CURRENT ASSETS	371,170	284,909
Operating Segments | Turkiye
Disclosure of operating segments [line items]
SEGMENT REVENUE	1,031,592	0	0
NET INCOME	(93,018)	0	₸ 0
NON-CURRENT ASSETS	₸ 347,867	₸ 0